Goodwill and Intangible Assets (Major Asset Classes) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Goodwill and Intangible Assets Disclosure [Line Items]
Original Cost	$ 11.8	$ 51.0			$ 51.0	$ 31.6
Accumulated Amortization	6.3	5.2			5.2	1.3
Impairment charge	39.2				0.0
Net Book Value	5.5	45.8			45.8	30.3
Amortization expense of intangible assets	1.0			$ 0.8	3.9	0.8	$ 0.3
Property and equipment, net of accumulated depreciation ($213.2 at April 30, 2020 and $206.0 at January 31, 2020)	158.1	306.8			306.8	271.9
Long-lived asset impairment charge	180.4
Asset impairment charge	208.7
Long-lived asset impairment charge	141.2				0.0	0.0	0.0
Goodwill [Roll Forward]
Goodwill, Beginning Balance	28.3			43.2	43.2
Goodwill impairment	(28.3)	(1.2)	$ (45.8)		(47.0)	0.0	$ 0.0
Goodwill, Ending Balance	$ 0.0	28.3			$ 28.3	43.2
Customer contracts and relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	20 years				20 years
Original Cost	$ 8.3	43.0			$ 43.0	24.9
Accumulated Amortization	2.9	2.4			2.4	0.3
Net Book Value	5.4	40.6			40.6	24.6
Covenants not to compete
Goodwill and Intangible Assets Disclosure [Line Items]
Original Cost	2.5	4.7			4.7	3.4
Accumulated Amortization	2.4	1.9			1.9	0.3
Net Book Value	$ 0.1	2.8			$ 2.8	3.1
Covenants not to compete | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	1 year 6 months				1 year 6 months
Covenants not to compete | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	3 years				3 years
Developed Technologies
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)	15 years				15 years
Original Cost	$ 1.0	3.3			$ 3.3	3.3
Accumulated Amortization	1.0	0.9			0.9	0.7
Net Book Value		2.4			$ 2.4	2.6
Southwest
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets					35.70%
Asset impairment charge	91.3
Impairment charge	$ 91.3
Goodwill [Roll Forward]
Goodwill, Beginning Balance				22.1	$ 22.1
Goodwill impairment					$ (22.4)
Goodwill, Ending Balance						22.1
Rocky Mountains
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets	20.50%				54.80%
Asset impairment charge	$ 28.3
Goodwill [Roll Forward]
Goodwill, Beginning Balance	28.3			13.2	$ 13.2
Goodwill impairment	(28.3)
Goodwill, Ending Balance	0.0	$ 28.3			$ 28.3	13.2
Northeast/Mid-Con
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets					56.70%
Asset impairment charge	89.1
Impairment charge	$ 89.1
Goodwill [Roll Forward]
Goodwill, Beginning Balance				$ 7.9	$ 7.9
Goodwill impairment					$ (24.6)
Goodwill, Ending Balance						$ 7.9